Note 5 - Income Taxes	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
5.
   INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31
	201 7	2016
Federal
Current	$(714,684)	$274,947
Deferred	(644,865)	(221,144)
	(1,359,549)	53,803
State
Current	—	50,878
Deferred	(112,583)	—
	(112,583)	50,878
Total	$(1,472,132)	$104,681

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31
	2017		2016
Income tax expense (benefit) at U.S. federal statutory rate	(34.0%	)	34.0%
Benefit of tax deduction allowed to manufacturing companies	—		(6.6)
Current year state and local income taxes net of federal income tax benefit	(1.7)		8.4
Other	0.2		(9.5)
Provision for (benefit from) income taxes	(35.5%	)	26.3%

The Company’s tax returns
may
be subject to examination by the Internal Revenue Service for the fiscal years ended
March
31,
2014
through
March
31,
2016.
State and local returns
may
be subject to examination for fiscal years ended
March
31,
2013
through
March
31,
2016.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows:

	March 31
	201 7	2016
Deferred tax liabilities:
Depreciation	$(507,970)	$(871,665)
Total deferred tax liabilities	(507,970)	(871,665)
Deferred tax assets:
Inventory capitalization	166,979	179,956
LIFO Inventory	783,645	783,645
Postretirement benefits other than pensions	187,096	267,104
Net operating loss carryforward - Federal	343,729	—
Net operating loss carryforward - State	112,583	—
Other	79,888	49,462
Total deferred tax assets	1,673,920	1,280,167
Net deferred tax asset	$1,165,950	$408,502